Related Party Balances and Transactions (Details 2) - USD ($)		10 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Aeneas Group Limited [Member]
Borrowing from related parties	[1]		$ 3,330,472
Interest expenses	[1]		14,247
Payments on behalf of related parties	[2]	1,853
Repayments from related parties	[2]			7,451
Jurchen Investment Corporation [Member]
Borrowing from related parties	[1]		3,000,000
Interest expenses	[1]		20,055
Rental expense	[3]		227,729	207,841
Payment for rental deposit	[3]			50,000
AENEAS CAPITAL LIMITED [Member]
Payments on behalf of the Group	[4]	64,038	5,057
Expense reimbursement	[4]	66,881	5,057	7,331
Payments on behalf of related parties	[2]	109,025		22,934
Repayments from related parties		[2]	169,051	132,128
Consultant, management and administrative fees		640,932		448,718
Aeneas Management Limited [Member]
Payments on behalf of the Group	[4]		5,372	156,961
Expense reimbursement	[4]		5,372	156,961
Healthcare services income			1,923
Consultant, management and administrative fees			698,152
Aenco Solutions Limited [Member]
Payments on behalf of the Group	[4]		186,671
Prepayments to related parties	[4]		200,000
Tokens maintenance fee	[4]		67,876
Issuance of tokens for tokens creation, offering and consultancy services	[5]		300,000
Tokens creation, offering and consultancy services expense	[5]		192,000
Prepayment of tokens consultancy services	[5]		108,000
Aeneas Limited [Member]
Payments on behalf of related parties	[2]	132,074
Repayments from related parties	[2]			190,427
Aenco Limited [Member]
Consultant, management and administrative fees			830,769
Ian Huen [Member]
Borrowing from related parties	[6]	$ 6,410

[1]	On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15.0 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum.
[2]	The Group has paid the expenses on behalf of AENEAS CAPITAL LIMITED, of which the whole amounts were non-interest bearing. There was no further payment on behalf transactions since April 2018.
[3]	Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK$130,000 (approximately USD16,667) per calendar month. As of December 31, 2019, the amounts due from Jurchen Investment Corporation represented a $50,000 rental deposit.
[4]	AENEAS CAPITAL LIMITED and Aeneas Management Limited has paid the operation fee on behalf of the Group and received the expense reimbursement. The balances were non-interest bearing. The Group has prepaid Aenco Solutions Limited, of which the whole amounts were non-interest bearing. The prepayment was used for paying on behalf of the Group of token listing fees, purchasing digital currencies and settlement of maintenance service provided by Aenco Solutions Limited.
[5]	In July 2019, Smart Pharmaceutical Limited Partnership, a wholly owned subsidiary of the Group, transferred 100,000,000 SMPT token to Aenco Solutions Limited, a related party, in exchange of the services related to token creation and offering and consulting services for five years for an amount of $300,000.
[6]	The non-interest-bearing loan was borrowed from management for operation purpose and the loan was due on demand.